UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2538

Touchstone Investment Trust

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202

(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway

Cincinnati, Ohio 45202

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: September 30

Date of reporting period: December 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

Touchstone Core Bond Fund – December 31, 2011 (Unaudited)

Principal		Market
Amount		Value
	Corporate Bonds — 30.3%
	Consumer Discretionary — 6.4%
$40,000	ACE Hardware Corp., 144a,
	9.125%, 6/1/16	$42,400
34,000	AMC Networks, Inc., 144a,
	7.750%, 7/15/21	36,975
275,000	Caterpillar Financial Services Corp.
	MTN, 5.450%, 4/15/18	321,470
4,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 6.500%, 4/30/21	4,050
37,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 7.000%, 1/15/19	38,572
15,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 7.875%, 4/30/18 c	15,994
60,000	Cequel Communications Holdings I
	LLC and Cequel Capital Corp., 144a,
	8.625%, 11/15/17	63,600
32,000	Chrysler Group LLC/CG Co-Issuer, Inc.,
	144a, 8.250%, 6/15/21	29,120
5,000	Clear Channel Worldwide Holdings,
	Inc., 9.250%, 12/15/17	5,400
235,000	Comcast Corp., 5.700%, 7/1/19	272,621
24,000	Cooper-Standard Automotive, Inc.,
	8.500%, 5/1/18	25,110
50,000	CSC Holdings LLC, 8.625%, 2/15/19	57,625
20,000	DISH DBS Corp., 7.875%, 9/1/19	22,600
31,000	Entravision Communications Corp.,
	8.750%, 8/1/17	30,380
100,000	Equinox Holdings, Inc., 144a,
	9.500%, 2/1/16	102,750
22,000	Exide Technologies, 8.625%, 2/1/18	16,940
21,971	Fisher Communications, Inc.,
	8.625%, 9/15/14	22,356
17,000	Goodyear Tire & Rubber Co. (The),
	8.750%, 8/15/20	18,742
220,000	Home Depot, Inc. (The),
	5.950%, 4/1/41	283,842
27,000	Icon Health & Fitness, 144a,
	11.875%, 10/15/16	21,938
30,000	Insight Communications Co., Inc.,
	144a, 9.375%, 7/15/18	34,275
28,000	Intelsat Jackson Holdings SA, 144a,
	7.250%, 4/1/19	28,420
18,000	International Automotive
	Components Group SL, 144a,
	9.125%, 6/1/18	16,110
30,000	Jarden Corp., 6.125%, 11/15/22	30,675
14,000	Jarden Corp., 7.500%, 5/1/17	14,840
62,000	JBS USA LLC/JBS USA Finance, Inc.,
	144a, 7.250%, 6/1/21	57,815
49,000	Libbey Glass, Inc., 10.000%, 2/15/15	52,430
220,000	Macy's Retail Holdings, Inc.,
	5.350%, 3/15/12	221,509
46,000	Meritage Homes Corp.,
	7.150%, 4/15/20	44,160
210,000	News America, Inc., 6.900%, 3/1/19	246,812
26,000	Pulte Group, Inc., 6.375%, 5/15/33	18,005
4,000	Pulte Group, Inc., 7.875%, 6/15/32	3,220
80,000	Service Corp. International/US,
	8.000%, 11/15/21	89,200
48,000	Simmons Bedding Co., 144a,
	11.250%, 7/15/15	49,560
39,000	Stonemor Operating LLC /
	Cornerstone Family Services of WV
	/ Osiris Holding, 10.250%, 12/1/17	36,367
12,000	Tenneco, Inc., 6.875%, 12/15/20	12,300
22,000	Tenneco., Inc., 7.750%, 8/15/18	23,320
440,000	Time Warner Cable, Inc.,
	4.125%, 2/15/21	451,836
19,000	Tomkins LLC / Tomkins, Inc.,
	9.000%, 10/1/18	21,066
25,000	Tower Automotive Holdings USA LLC
	/ TA Holdings Finance, Inc., 144a,
	10.625%, 9/1/17	25,125
330,000	Viacom, Inc., 6.250%, 4/30/16	383,060
40,000	Visteon Corp./New, 144a,
	6.750%, 4/15/19	39,900
40,000	Wyndham Worldwide Corp.,
	7.375%, 3/1/20	45,655
		3,378,145

	Financials — 6.2%
285,000	Bank of America Corp. MTN,
	5.000%, 5/13/21	259,588
305,000	Brandywine Operating Partnership LP,
	5.400%, 11/1/14	314,701
20,000	CIT Group, Inc., 144a, 7.000%, 5/2/16	19,975
40,000	CIT Group, Inc., 144a, 7.000%, 5/2/17	39,950
250,000	Citigroup, Inc., 5.500%, 4/11/13	255,231
44,000	Credit Acceptance Corp., 144a,
	9.125%, 2/1/17	45,870
275,000	Credit Suisse/New York NY MTN,
	4.375%, 8/5/20	269,629
60,000	EDP Finance BV, 144a, 6.000%, 2/2/18	50,471
270,000	General Electric Capital Corp. MTN,
	5.625%, 5/1/18	302,401
240,000	Goldman Sachs Group, Inc.,
	7.500%, 2/15/19	265,058
175,000	Health Care REIT, Inc., 6.125%, 4/15/20	181,320
180,000	HSBC Bank PLC, 144a, 3.100%, 5/24/16	180,011
175,000	JPMorgan Chase & Co.,
	4.250%, 10/15/20	176,229
16,000	Liberty Mutual Group, Inc., 144a,
	10.750%, 6/15/58(A)	20,080
16,000	Lyondell Chemical Co.,
	8.000%, 11/1/17	17,480
40,000	MetLife, Inc., 10.750%, 8/1/39	52,800
250,000	Morgan Stanley MTN, 4.100%, 1/26/15	237,302
25,000	MPT Operating Partnership LP/MPT
	Finance Corp., 144a, 6.875%, 5/1/21	24,781
43,000	Omega Healthcare Investors, Inc.,
	144a, 6.750%, 10/15/22	43,215

1

Touchstone Core Bond Fund (Continued)

Principal		Market
Amount		Value
	Corporate Bonds — 30.3% (Continued)

	Financials — (Continued)
$20,000	PHH Corp., 9.250%, 3/1/16	$19,000
165,000	Teachers Insurance & Annuity
	Association of America, 144a,
	6.850%, 12/16/39	211,761
290,000	WCI Finance LLC / WEA Finance LLC,
	144a, 5.700%, 10/1/16	310,590
		3,297,443

	Energy — 3.6%
50,000	Atlas Pipeline Partners LP,
	8.750%, 6/15/18	52,500
18,000	Basic Energy Services, Inc.,
	7.125%, 4/15/16	18,045
67,000	Basic Energy Services, Inc.,
	7.750%, 2/15/19	67,502
13,000	Chesapeake Energy Corp.,
	6.625%, 8/15/20	13,942
20,000	Chesapeake Energy Corp.,
	7.250%, 12/15/18	22,100
29,000	Cloud Peak Energy Resources LLC /
	Cloud Peak Energy Finance Corp.,
	8.500%, 12/15/19	31,320
32,000	Coffeyville Resources LLC / Coffeyville
	Finance, Inc., 144a, 10.875%, 4/1/17	35,840
10,000	Consol Energy, Inc., 8.000%, 4/1/17	10,950
10,000	Consol Energy, Inc., 8.250%, 4/1/20	11,050
48,000	Copano Energy LLC / Copano Energy
	Finance Corp., 7.125%, 4/1/21	48,480
250,000	Enterprise Products Operating LLC,
	3.200%, 2/1/16	258,820
80,000	Enterprise Products Operating LLC,
	7.000%, 6/1/67(A)	78,500
39,000	Expro Finance Luxembourg SCA, 144a,
	8.500%, 12/15/16	34,320
52,000	Genesis Energy LP/Genesis Energy
	Finance Corp., 7.875%, 12/15/18	52,000
78,000	Helix Energy Solutions Group, Inc.,
	144a, 9.500%, 1/15/16	81,120
25,000	Hilcorp Energy I LP/Hilcorp Finance
	Co., 144a, 7.625%, 4/15/21	26,188
50,000	Holly Energy Partners LP/Holly Energy
	Finance Corp., 6.250%, 3/1/15	50,375
22,000	Inergy LP/Inergy Finance Corp.,
	7.000%, 10/1/18	22,330
37,000	Linn Energy LLC/Linn Energy Finance
	Corp., 8.625%, 4/15/20	40,145
47,000	Martin Midstream Partners LP / Martin
	Midstream Finance Corp.,
	8.875%, 4/1/18	48,410
34,000	MEG Energy Corp., 144a,
	6.500%, 3/15/21	34,765
14,000	Newfield Exploration Co.,
	6.875%, 2/1/20	14,980
235,000	NuStar Logistics LP, 6.050%, 3/15/13	246,378
32,000	OGX Petroleo e Gas Participacoes SA,
	144a, 8.500%, 6/1/18	31,360
33,000	Peabody Energy Corp., 144a,
	6.000%, 11/15/18	33,660
38,000	Penn Virginia Resource Partners LP /
	Penn Virginia Resource Finance
	Corp., 8.250%, 4/15/18	38,190
44,000	Pioneer Drilling Co., 9.875%, 3/15/18	45,980
17,000	Pioneer Drilling Co., 144a,
	9.875%, 3/15/18	17,765
210,000	Plains All American Pipeline LP / PAA
	Finance Corp., 6.650%, 1/15/37	250,227
20,000	Regency Energy Partners LP /
	Regency Energy Finance Corp.,
	6.875%, 12/1/18	21,250
22,000	Regency Energy Partners LP /
	Regency Energy Finance Corp.,
	9.375%, 6/1/16	24,200
35,000	Sabine Pass LNG LP, 7.250%, 11/30/13	35,350
101,000	Targa Resources Partners LP / Targa
	Resources Partners Finance Corp.,
	7.875%, 10/15/18	106,555
		1,904,597

	Utilities — 3.3%
45,000	AES Corp. (The), 8.000%, 10/15/17	49,500
30,000	Calpine Corp., 144a, 7.500%, 2/15/21	32,100
25,000	Calpine Corp., 144a, 7.875%, 7/31/20	26,938
320,000	CenterPoint Energy, Inc.,
	5.950%, 2/1/17	361,904
175,000	CMS Energy Corp., 8.750%, 6/15/19	207,330
53,000	Crestwood Midstream Partners LP /
	Crestwood Midstream Finance
	Corp., 144a, 7.750%, 4/1/19	51,542
12,000	Crosstex Energy LP / Crosstex Energy
	Finance Corp., 8.875%, 2/15/18	13,110
230,000	Enel Finance International NV, 144a,
	6.250%, 9/15/17	219,512
110,000	Intergen N.V., 144a, 9.000%, 6/30/17	115,775
225,000	NextEra Energy Capital Holdings, Inc.,
	6.350%, 10/1/66(A)	225,112
185,000	PPL Energy Supply LLC,
	6.500%, 5/1/18	210,353
235,000	Rockies Express Pipeline LLC, 144a,
	6.250%, 7/15/13	248,001
		1,761,177

	Industrials — 3.3%
23,000	Accuride Corp., 9.500%, 8/1/18	22,195
14,079	American Airlines Pass Through Trust
	2009-1A, 10.375%, 7/2/19	14,783
39,000	Amsted Industries, Inc., 144a,
	8.125%, 3/15/18	41,340
15,000	Aviation Capital Group Corp., 144a,
	6.750%, 4/6/21	14,133
190,000	Burlington Northern Santa Fe LLC,
	5.750%, 5/1/40	227,318

2

Touchstone Core Bond Fund (Continued)

Principal		Market
Amount		Value
	Corporate Bonds — 30.3% (Continued)

	Industrials — (Continued)
$10,000	BWAY Holding Co, 10.000%, 6/15/18	$10,650
54,000	Calcipar SA, 144a, 6.875%, 5/1/18	48,600
42,000	Case New Holland, Inc.,
	7.875%, 12/1/17	47,460
25,000	Cenveo Corp., 8.875%, 2/1/18	21,812
32,750	Continental Airlines 2003-ERJ1 Pass
	Through Trust, Ser RJO3,
	7.875%, 7/2/18	31,931
33,000	Dynacast International LLC / Dynacast
	Finance, Inc., 144a, 9.250%, 7/15/19	31,020
23,000	Griffon Corp., 7.125%, 4/1/18	22,770
25,000	Iron Mountain, Inc., 8.000%, 6/15/20	26,031
25,000	JM Huber Corp., 144a,
	9.875%, 11/1/19	26,250
27,000	Liberty Tire Recycling, 144a,
	11.000%, 10/1/16	26,932
44,000	Navios Maritime Holdings, Inc. /
	Navios Maritime Finance II US, Inc.,
	8.125%, 2/15/19	32,780
22,000	Navios South American Logisitcs, Inc.
	/ Navios Logistics Finance US, Inc.,
	144a, 9.250%, 4/15/19	17,600
350,000	Norfolk Southern Corp.,
	5.750%, 4/1/18	412,620
215,000	Republic Services, Inc.,
	3.800%, 5/15/18	222,707
4,000	RR Donnelley & Sons Co.,
	7.250%, 5/15/18	3,880
10,000	RR Donnelley & Sons Co.,
	7.625%, 6/15/20	9,350
14,000	Stena AB, 7.000%, 12/1/16	12,915
49,000	Tembec Industries, Inc.,
	11.250%, 12/15/18	50,470
50,000	TransDigm, Inc., 7.750%, 12/15/18	53,750
40,000	Tutor Perini Corp., 7.625%, 11/1/18	37,800
260,000	Xstrata Canada Financial Corp., 144a,
	3.600%, 1/15/17	262,143
		1,729,240

	Telecommunication Services — 2.4%
300,000	AT&T, Inc., 6.550%, 2/15/39	381,612
10,000	Cincinnati Bell, Inc., 8.250%, 10/15/17	10,050
56,000	Cincinnati Bell, Inc., 8.375%, 10/15/20	55,860
50,000	CommScope, Inc., 144a,
	8.250%, 1/15/19	50,000
5,000	EH Holding Corp., 144a,
	6.500%, 6/15/19	5,212
1,000	EH Holding Corp., 144a,
	7.625%, 6/15/21	1,050
57,000	Frontier Communications Corp.,
	8.500%, 4/15/20	58,354
16,000	MetroPCS Wireless, Inc.,
	7.875%, 9/1/18	16,220
50,000	NII Capital Corp., 7.625%, 4/1/21	49,625
19,000	NII Capital Corp., 8.875%, 12/15/19	19,998
13,000	PAETEC Holding Corp.,
	8.875%, 6/30/17	14,040
12,000	Sprint Capital Corp., 6.875%, 11/15/28	8,565
62,000	Sprint Nextel Corp., 8.375%, 8/15/17	55,568
7,000	TW Telecom Holdings, Inc.,
	8.000%, 3/1/18	7,455
275,000	Verizon Communications, Inc.,
	6.250%, 4/1/37	339,284
50,000	West Corp., 8.625%, 10/1/18	50,500
100,000	Wind Acquisition Finance SA, 144a,
	11.750%, 7/15/17	89,500
83,000	Windstream Corp., 7.875%, 11/1/17	89,847
		1,302,740

	Materials — 2.2%
50,000	AK Steel Corp., 7.625%, 5/15/20†	47,000
36,000	Aleris International, Inc., 144a,
	7.625%, 2/15/18	35,100
310,000	ArcelorMittal, 5.500%, 3/1/21	284,552
260,000	Barrick Gold Corp., 2.900%, 5/30/16	266,849
42,000	Cascades, Inc., 7.750%, 12/15/17	41,580
78,000	JMC Steel Group, 144a,
	8.250%, 3/15/18	76,050
30,000	Koppers, Inc., 7.875%, 12/1/19	31,800
13,000	Longview Fibre Paper & Packaging,
	Inc., 144a, 8.000%, 6/1/16	13,000
10,000	Novelis, Inc./GA, 8.375%, 12/15/17	10,625
9,000	PolyOne Corp., 7.375%, 9/15/20	9,292
250,000	Teck Resources Ltd., 10.750%, 5/15/19	305,000
21,000	Texas Industries, Inc., 9.250%, 8/15/20	18,795
39,000	Vulcan Materials Co., 7.500%, 6/15/21	42,120
		1,181,763

	Consumer Staples — 2.0%
295,000	Anheuser-Busch InBev Worldwide,
	Inc., 8.200%, 1/15/39	465,089
31,000	BI-LO LLC / BI-LO Finance Corp., 144a,
	9.250%, 2/15/19	31,930
29,000	Central Garden and Pet Co.,
	8.250%, 3/1/18	28,420
15,000	Del Monte Corp., 7.625%, 2/15/19	14,400
55,000	Ingles Markets, Inc., 8.875%, 5/15/17	59,538
170,000	Kraft Foods, Inc., 4.125%, 2/9/16	184,574
30,000	Reynolds Group Issuer, Inc. / Reynolds
	Group Issuer LLC / Reynolds Group
	Issuer Lu, 144a, 8.250%, 2/15/21	26,550
15,000	Reynolds Group Issuer, Inc. / Reynolds
	Group Issuer LLC / Reynolds Group
	Issuer Lu, 144a, 8.750%, 10/15/16	15,788
220,000	Safeway, Inc., 3.400%, 12/1/16	225,625
		1,051,914

	Health Care — 0.6%
22,000	Accellent, Inc., 8.375%, 2/1/17	21,560

3

Touchstone Core Bond Fund (Continued)

Principal		Market
Amount		Value
	Corporate Bonds — 30.3% (Continued)

	Health Care — (Continued)
$45,000	Apria Healthcare Group, Inc.,
	11.250%, 11/1/14	$46,462
25,000	Aptalis Pharma, Inc., 12.750%, 3/1/16	26,375
57,000	Capella Healthcare, Inc.,
	9.250%, 7/1/17	57,855
71,000	HCA, Inc., 6.500%, 2/15/20	73,663
30,000	NBTY, Inc., 9.000%, 10/1/18	33,000
51,000	Omnicare, Inc., 7.750%, 6/1/20	54,761
		313,676

	Information Technology — 0.3%
26,000	CoreLogic, Inc./United States, 144a,
	7.250%, 6/1/21	24,895
50,000	Equinix, Inc., 7.000%, 7/15/21	52,750
22,000	First Data Corp., 144a, 8.875%, 8/15/20	22,000
38,000	Kemet Corp., 10.500%, 5/1/18	40,185
39,000	Viasat, Inc., 8.875%, 9/15/16	39,975
		179,805
	Total Corporate Bonds	$16,100,500

	U.S. Treasury Obligations — 31.7%
2,670,000	U.S. Treasury Bond, 3.125%, 11/15/41	2,797,242
5,835,000	U.S. Treasury Note, 0.875%, 11/30/16	5,852,779
5,360,000	U.S. Treasury Note, 2.000%, 11/15/21	5,421,136
2,795,000	U.S. Treasury Note, 0.250%, 11/30/13	2,795,327
	Total U.S. Treasury Obligations	$16,866,484

	Commercial Mortgage-Backed Securities — 17.0%
280,000	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2005-4, Class A3, 4.891%, 7/10/45	284,620
335,000	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2006-2, Class A3, 5.703%, 5/10/45(A)	351,067
435,000	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2006-6, Class A3, 5.369%, 10/10/45	458,836
355,000	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2007-1, Class AAB, 5.422%, 1/15/49	377,688
540,000	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2007-2, Class AAB,
	5.582%, 4/10/49(A)	580,089
875,000	Bear Stearns Commercial Mortgage
	Securities, Ser 2005-PWR9, Class
	A4A, 4.871%, 9/11/42††	949,011
270,000	Bear Stearns Commercial Mortgage
	Securities, Ser 2006-PW13, Class A3,
	5.518%, 9/11/41††	283,271
875,000	Bear Stearns Commercial Mortgage
	Securities, Ser 2007-PW16, Class A4,
	5.714%, 6/11/40(A)††	957,960
180,000	Citigroup Commercial Mortgage Trust,
	Ser 2006-C4, Class A2,
	5.728%, 3/15/49(A)	189,375
135,000	Commercial Mortgage Pass Through
	Certificates, Ser 2005-C6, Class A5A,
	5.116%, 6/10/44(A)	148,010
550,000	Credit Suisse First Boston Mortgage
	Securities Corp., Ser 2004-C3, Class
	A5, 5.113%, 7/15/36(A)	585,322
300,000	First Union Commercial Mortgage
	Trust, Ser 1999-C1, Class F, 144a,
	5.350%, 10/15/35	297,417
328,439	GE Capital Commercial Mortgage
	Corp., Ser 2005-C4, Class ASB,
	5.277%, 11/10/45(A)	350,483
570,000	Greenwich Capital Commercial
	Funding Corp., Ser 2005-GG3, Class
	A3, 4.569%, 8/10/42	576,297
386,914	GS Mortgage Securities Corp. II, Ser
	2006-GG8, Class AAB,
	5.535%, 11/10/39	405,243
487,491	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2006-CB14, Class A3B,
	5.491%, 12/12/44(A)	499,843
470,000	LB-UBS Commercial Mortgage Trust,
	Ser 2006-C3, Class A3,
	5.689%, 3/15/32(A)††	480,969
555,000	Morgan Stanley Capital I, Ser
	2006-HQ9, Class A3,
	5.712%, 7/12/44	567,191
250,000	Wachovia Bank Commercial Mortgage
	Trust, Ser 2006-C29, Class A3,
	5.313%, 11/15/48	261,721
390,000	Wachovia Bank Commercial Mortgage
	Trust, Ser 2007-C34, Class APB,
	5.617%, 5/15/46	413,489
	Total Commercial Mortgage-Backed Securities	$9,017,902

	Non-Agency Collateralized Mortgage
	Obligations — 5.7%
932,312	Credit Suisse First Boston Mortgage
	Securities Corp., Ser 2005-9, Class
	2A1, 5.500%, 10/25/35	847,205
1,059,527	Deutsche ALT-A Securities, Inc.
	Alternate Loan Trust, Ser 2005-3,
	Class 4A4, 5.250%, 6/25/35	997,598
319,503	Residential Asset Securitization Trust,
	Ser 2005-A6CB, Class A8,
	5.500%, 6/25/35	69,454
435,902	Residential Asset Securitization Trust,
	Ser 2006-A1, Class 1A3,
	6.000%, 4/25/36	300,187
103,285	Residential Funding Mortgage
	Securities I, Ser 2006-S2, Class A2,
	5.750%, 2/25/36	13,931

4

Touchstone Core Bond Fund (Continued)

Principal		Market
Amount		Value
	Non-Agency Collateralized Mortgage
	Obligations — 5.7% (Continued)
$167,156	Structured Adjustable Rate Mortgage
	Loan Trust, Ser 2005-23, Class 1A3,
	2.528%, 1/25/36(A)	$132,891
440,380	Structured Asset Securities Corp., Ser
	2005-17, Class 5A1,
	5.500%, 10/25/35	359,150
374,359	Washington Mutual Alternative
	Mortgage Pass-Through
	Certificates, Ser 2005-9, Class 2A4,
	5.500%, 11/25/35	304,839
	Total Non-Agency Collateralized Mortgage Obligations	$3,025,255

	U.S. Government Mortgage-Backed
	Obligations — 9.5%
247,632	FHLMC, Pool #A56988, 5.500%, 2/1/37	269,038
160,457	FHLMC, Pool #A95946, 4.000%, 1/1/41	168,534
529,840	FHLMC, Pool #A96485, 4.500%, 1/1/41	561,761
230,507	FHLMC, Pool #G03781, 6.000%, 1/1/38	253,530
167,231	FHLMC, Pool #G06031, 5.500%, 3/1/40	181,687
111,161	FNMA, Pool #254759, 4.500%, 6/1/18	119,026
13,736	FNMA, Pool #535290, 8.000%, 5/1/30	16,576
42,700	FNMA, Pool #561741, 7.500%, 1/1/31	50,996
12,191	FNMA, Pool #569874, 8.000%, 2/1/31	13,232
47,972	FNMA, Pool #765504, 4.500%, 2/1/19	51,367
214,787	FNMA, Pool #889734, 5.500%, 6/1/37	234,326
139,748	FNMA, Pool #899079, 5.000%, 3/1/37	151,064
72,865	FNMA, Pool #933806, 5.000%, 5/1/38	78,765
91,072	FNMA, Pool #974401, 4.500%, 4/1/23	97,587
142,749	FNMA, Pool #974403, 4.500%, 4/1/23	154,500
641,588	FNMA, Pool #983610, 5.000%, 5/1/23	690,568
159,455	FNMA, Pool #984256, 5.000%, 6/1/23	172,276
168,067	FNMA, Pool #988107, 5.000%, 8/1/23	180,898
124,742	FNMA, Pool #995220, 6.000%, 11/1/23	135,224
146,576	FNMA, Pool #995472, 5.000%, 11/1/23	157,766
134,555	FNMA, Pool #995529, 5.500%, 11/1/22	146,102
356,689	FNMA, Pool #AB1149, 5.000%, 6/1/40	385,738
283,250	FNMA, Pool #AB1800, 4.000%, 11/1/40	299,455
160,806	FNMA, Pool #AD3795, 4.500%, 4/1/40	171,255
104,648	FNMA, Pool #AE0831, 6.000%, 9/1/39	115,345
110,670	FNMA, Pool #AI0805, 4.500%, 7/1/41	117,862
5,117	GNMA, Pool #434792, 8.000%, 7/15/30	5,820
44,917	GNMA, Pool #8503, 1.625%, 9/20/24	46,205
	Total U.S. Government Mortgage-Backed Obligations	$5,026,503

	Municipal Bonds — 0.8%

	California — 0.4%
215,000	CA St, Purp 3, UTGO, 5.950%, 4/1/16	242,034

	Georgia — 0.4%
205,000	Muni Elec Auth Of GA, Build America
	Bonds, 6.655%, 4/1/57	210,732
	Total Municipal Bonds	$452,766

	Agency Collateralized Mortgage
	Obligation — 0.1%
$30,852	GNMA, Ser 2003-11, Class GJ,
	4.000%, 10/17/29	$32,902

	Asset-Backed Securities — 1.5%
562,168	Countrywide Asset-Backed
	Certificates, Ser 2007-S1, Class A5,
	6.018%, 11/25/36(A)	317,682
939,859	Morgan Stanley Mortgage Loan Trust,
	Ser 2007-3XS, Class 2A4S,
	5.963%, 1/25/47	503,738
	Total Asset-Backed Securities	$821,420

Shares
	Preferred Stock — 0.1%
	Financials — 0.1%
2,750	Ally Financial, Inc., 0.05%	$55,715

	Investment Funds — 2.7%
47,767	Invesco Liquid Assets Portfolio	47,767
1,365,269	Touchstone Institutional Money
	Market Fund^	1,365,269
	Total Investment Funds	$1,413,036

	Total Investment Securities — 99.4%
	(Cost $52,711,151)	$52,812,483

	Other Assets in Excess
	of Liabilities — 0.6%	330,720

	Net Assets — 100.0%	$53,143,203

(A)	Variable rate security - the rate reflected is the rate in effect as of December 31, 2011.

†	All or a portion of the security is on loan. The total value of the securities on loan as of December 31, 2011 was $46,530.

^	Affiliated Fund, sub-advised by Fort Washington Investment Advisiors, Inc.

††	The issuers and/or sponsors of certain asset-backed securities may no longer exist; however, the securities held by the Fund are separate legal entities organized as trusts and publicly traded. The Fund receives principal and interest payments directly from these trusts.

Portfolio Abbreviations:

FHLMC - Federal Home Loan Mortgage Association

FNMA - Federal National Mortgage Association

5

Touchstone Core Bond Fund (Continued)

GNMA - Government National Mortgage Association

MTN -Medium Term Note

UTGO - Unlimited Tax General Obligation

144A - This is a restricted security that was sold in a transaction exempt from rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31,2011, these securities were valued at $3,707,590 or 7.0% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolio of investments.

 Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Asset-Backed
Securities	$—	$821,420	$—	$821,420
Commercial
Mortgage-Backed
Securities	—	9,017,902	—	9,017,902
Corporate
Bonds	—	16,100,500	—	16,100,500
Investment
Funds	47,767	1,365,269	—	1,413,036
Non-Agency
Collateralized
Mortgage
Obligations	—	3,025,255	—	3,025,255
Municipal
Bonds	—	452,766	—	452,766
Preferred
Stock	55,715	—	—	55,715
U.S
Government
Mortgage-Backed
Obligations	—	5,026,503	—	5,026,503
U.S. Treasury
Obligations	—	16,866,484	—	16,866,484
Agency
Collateralized
Mortgage
Obligations	—	32,902	—	32,902
				$52,812,483

See accompanying Notes to Portfolio of Investments.

6

Portfolio of Investments

Touchstone High Yield Fund – December 31, 2011 (Unaudited)

Principal		Market
Amount		Value
	Corporate Bonds — 93.6%

	Consumer Discretionary — 20.3%
$1,008,000	AMC Networks, Inc., 144a,
	7.750%, 7/15/21	$1,096,200
30,000	Asbury Automotive Group, Inc.,
	7.625%, 3/15/17	30,075
250,000	Cablevision Systems Corp.,
	8.000%, 4/15/20	268,125
275,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 6.500%, 4/30/21	278,438
974,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 7.000%, 1/15/19	1,015,395
1,000,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 7.875%, 4/30/18	1,066,250
141,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 8.125%, 4/30/20	154,395
1,850,000	Cequel Communications Holdings I
	LLC and Cequel Capital Corp., 144a,
	8.625%, 11/15/17	1,961,000
1,270,000	Chrysler Group LLC/CG Co-Issuer, Inc.,
	144a, 8.250%, 6/15/21	1,155,700
1,798,000	Clear Channel Worldwide Holdings,
	Inc., 9.250%, 12/15/17	1,941,840
957,000	Cooper-Standard Automotive, Inc.,
	8.500%, 5/1/18	1,001,261
612,000	CSC Holdings LLC, 8.625%, 2/15/19	705,330
784,000	DISH DBS Corp., 7.875%, 9/1/19	885,920
1,339,000	Entravision Communications Corp.,
	8.750%, 8/1/17	1,312,220
1,202,000	Equinox Holdings, Inc., 144a,
	9.500%, 2/1/16	1,235,055
896,000	Exide Technologies, 8.625%, 2/1/18	689,920
777,000	Fisher Communications, Inc.,
	8.625%, 9/15/14	790,598
1,159,000	Goodyear Tire & Rubber Co. (The),
	8.750%, 8/15/20	1,277,798
696,000	Icon Health & Fitness, 144a,
	11.875%, 10/15/16	565,500
1,457,000	Insight Communications Co., Inc.,
	144a, 9.375%, 7/15/18	1,664,622
844,000	Intelsat Jackson Holdings SA, 144a,
	7.250%, 4/1/19	856,660
754,000	International Automotive
	Components Group SL, 144a,
	9.125%, 6/1/18	674,830
2,181,000	Jarden Corp., 7.500%, 5/1/17	2,311,860
250,000	Jarden Corp., 8.000%, 5/1/16	270,000
2,530,000	JBS USA LLC/JBS USA Finance, Inc.,
	144a, 7.250%, 6/1/21	2,359,225
45,000	Lamar Media Corp., 7.875%, 4/15/18	47,700
75,000	Libbey Glass, Inc., 10.000%, 2/15/15	80,250
500,000	Meritage Homes Corp.,
	6.250%, 3/15/15	492,500
2,069,000	Meritage Homes Corp.,
	7.150%, 4/15/20	1,986,240
830,000	Penske Automotive Group, Inc.,
	7.750%, 12/15/16	850,750
743,000	Pulte Group, Inc., 6.375%, 5/15/33	514,528
236,000	Pulte Group, Inc., 7.875%, 6/15/32	189,980
400,000	Quebecor Media, Inc., 7.750%, 3/15/16	411,000
549,000	QVC, Inc., 144a, 7.500%, 10/1/19	588,802
226,000	Sealy Mattress Co., 8.250%, 6/15/14	223,740
158,000	Service Corp. International/US,
	7.000%, 6/15/17	171,430
945,000	Service Corp. International/US,
	8.000%, 11/15/21	1,053,675
1,901,000	Simmons Bedding Co., 144a,
	11.250%, 7/15/15	1,962,782
1,120,000	Stewart Enterprises, Inc.,
	6.500%, 4/15/19	1,125,600
1,306,000	Stonemor Operating LLC /
	Cornerstone Family Services of WV
	/ Osiris Holding, 10.250%, 12/1/17	1,217,845
356,000	Tenneco, Inc., 6.875%, 12/15/20	364,900
962,000	Tenneco., Inc., 7.750%, 8/15/18	1,019,720
1,218,000	Tomkins LLC / Tomkins, Inc.,
	9.000%, 10/1/18	1,350,458
1,348,000	Tower Automotive Holdings USA LLC
	/ TA Holdings Finance, Inc., 144a,
	10.625%, 9/1/17	1,354,740
3,275,000	Visteon Corp./New, 144a,
	6.750%, 4/15/19	3,266,812
800,000	Wyndham Worldwide Corp.,
	7.375%, 3/1/20	913,100
		44,754,769

	Energy — 19.9%
1,633,000	Atlas Pipeline Partners LP,
	8.750%, 6/15/18	1,714,650
500,000	Atlas Pipeline Partners LP / Atlas
	Pipeline Finance Corp., 144a,
	8.750%, 6/15/18	522,500
532,000	Basic Energy Services, Inc.,
	7.125%, 4/15/16	533,330
1,263,000	Basic Energy Services, Inc.,
	7.750%, 2/15/19	1,272,472
500,000	Berry Petroleum Co., 6.750%, 11/1/20	505,000
1,078,000	Berry Petroleum Co., 8.250%, 11/1/16	1,121,120
916,000	Chesapeake Energy Corp.,
	6.625%, 8/15/20	982,410
205,000	Chesapeake Energy Corp.,
	9.500%, 2/15/15	234,725
746,000	Cloud Peak Energy Resources LLC /
	Cloud Peak Energy Finance Corp.,
	8.500%, 12/15/19	805,680
1,421,000	Coffeyville Resources LLC / Coffeyville
	Finance, Inc., 144a, 10.875%, 4/1/17	1,591,520
198,000	Consol Energy, Inc., 8.000%, 4/1/17	216,810
448,000	Consol Energy, Inc., 8.250%, 4/1/20	495,040
767,000	Copano Energy LLC / Copano Energy
	Finance Corp., 7.125%, 4/1/21	774,670
3,501,000	Enterprise Products Operating LLC,
	7.000%, 6/1/67(A)	3,435,356
1,000,000	Enterprise Products Operating LLC,
	8.375%, 8/1/66(A)	1,070,000

7

Touchstone High Yield Fund (Continued)

Principal		Market
Amount		Value
	Corporate Bonds — 93.6% (Continued)

	Energy — (Continued)
$2,275,000	Expro Finance Luxembourg SCA, 144a,
	8.500%, 12/15/16	$2,002,000
1,750,000	Exterran Holdings, Inc.,
	7.250%, 12/1/18	1,662,500
2,100,000	Genesis Energy LP/Genesis Energy
	Finance Corp., 7.875%, 12/15/18	2,100,000
1,764,000	Helix Energy Solutions Group, Inc.,
	144a, 9.500%, 1/15/16	1,834,560
520,000	Hilcorp Energy I LP/Hilcorp Finance
	Co., 144a, 7.625%, 4/15/21	544,700
500,000	Hilcorp Energy I LP/Hilcorp Finance
	Co., 144a, 8.000%, 2/15/20	535,000
1,270,000	Holly Energy Partners LP/Holly Energy
	Finance Corp., 6.250%, 3/1/15	1,279,525
675,000	Holly Energy Partners LP/Holly Energy
	Finance Corp., 8.250%, 3/15/18	708,750
572,000	Inergy LP/Inergy Finance Corp.,
	7.000%, 10/1/18	580,580
1,858,000	Linn Energy LLC/Linn Energy Finance
	Corp., 8.625%, 4/15/20	2,015,930
1,459,000	MEG Energy Corp., 144a,
	6.500%, 3/15/21	1,491,828
708,000	Newfield Exploration Co.,
	6.875%, 2/1/20	757,560
1,291,000	OGX Petroleo e Gas Participacoes SA,
	144a, 8.500%, 6/1/18	1,265,180
2,000,000	Peabody Energy Corp., 144a,
	6.000%, 11/15/18	2,040,000
1,290,000	Penn Virginia Resource Partners LP /
	Penn Virginia Resource Finance
	Corp., 8.250%, 4/15/18	1,296,450
1,454,000	Pioneer Drilling Co., 9.875%, 3/15/18	1,519,430
559,000	Pioneer Drilling Co., 144a,
	9.875%, 3/15/18	584,155
770,000	Regency Energy Partners LP /
	Regency Energy Finance Corp.,
	6.500%, 7/15/21	800,800
180,000	Regency Energy Partners LP /
	Regency Energy Finance Corp.,
	6.875%, 12/1/18	191,250
2,365,000	Sabine Pass LNG LP, 7.250%, 11/30/13	2,388,650
438,000	Targa Resources Partners LP / Targa
	Resources Partners Finance Corp.,
	7.875%, 10/15/18	462,090
719,000	Targa Resources Partners LP / Targa
	Resources Partners Finance Corp.,
	8.250%, 7/1/16	753,152
1,865,000	Targa Resources Partners LP / Targa
	Resources Partners Finance Corp.,
	144a, 6.875%, 2/1/21	1,888,312
		43,977,685

	Industrials — 15.1%
809,000	Accuride Corp., 9.500%, 8/1/18	780,685
555,661	American Airlines Pass Through Trust
	2009-1A, 10.375%, 7/2/19	583,444
796,000	Amsted Industries, Inc., 144a,
	8.125%, 3/15/18	843,760
396,000	Aviation Capital Group Corp., 144a,
	6.750%, 4/6/21	373,103
750,000	BE Aerospace, Inc., 8.500%, 7/1/18	821,250
802,000	BWAY Holding Co, 10.000%, 6/15/18	854,130
655,000	Calcipar SA, 144a, 6.875%, 5/1/18	589,500
3,175,000	Case New Holland, Inc.,
	7.875%, 12/1/17	3,587,750
1,052,000	Cenveo Corp., 7.875%, 12/1/13	825,820
1,800,000	Cenveo Corp., 8.875%, 2/1/18	1,570,500
997,744	Continental Airlines 2003-ERJ1 Pass
	Through Trust, Ser RJO3,
	7.875%, 7/2/18	972,801
1,299,000	Dynacast International LLC / Dynacast
	Finance, Inc., 144a, 9.250%, 7/15/19	1,221,060
1,540,000	Gibraltar Industries, Inc.,
	8.000%, 12/1/15	1,540,000
898,000	Griffon Corp., 7.125%, 4/1/18	889,020
540,000	Iron Mountain, Inc., 8.375%, 8/15/21	575,100
1,016,000	JM Huber Corp., 144a,
	9.875%, 11/1/19	1,066,800
2,052,000	Kemet Corp., 10.500%, 5/1/18	2,169,990
2,353,000	Liberty Tire Recycling, 144a,
	11.000%, 10/1/16	2,347,118
2,106,000	Martin Midstream Partners LP / Martin
	Midstream Finance Corp.,
	8.875%, 4/1/18	2,169,180
361,000	Moog, Inc., 7.250%, 6/15/18	380,855
614,000	Mueller Water Products, Inc.,
	7.375%, 6/1/17	558,740
1,098,000	Navios Maritime Holdings, Inc. /
	Navios Maritime Finance II US, Inc.,
	8.125%, 2/15/19	818,010
666,000	Navios South American Logisitcs, Inc.
	/ Navios Logistics Finance US, Inc.,
	144a, 9.250%, 4/15/19	532,800
241,000	RR Donnelley & Sons Co.,
	7.250%, 5/15/18	233,770
731,000	RR Donnelley & Sons Co.,
	7.625%, 6/15/20	683,485
1,999,000	Stena AB, 7.000%, 12/1/16	1,844,078
2,500,000	TransDigm, Inc., 7.750%, 12/15/18	2,687,500
1,930,000	Tutor Perini Corp., 7.625%, 11/1/18	1,823,850
		33,344,099

	Telecommunication Services — 9.1%
1,000	Cincinnati Bell, Inc., 7.000%, 2/15/15	1,004
1,780,000	Cincinnati Bell, Inc., 8.250%, 10/15/17	1,788,900
868,000	Cincinnati Bell, Inc., 8.375%, 10/15/20	865,830
2,452,000	CommScope, Inc., 144a,
	8.250%, 1/15/19	2,452,000
181,000	EH Holding Corp., 144a,
	6.500%, 6/15/19	188,692

8

Touchstone High Yield Fund (Continued)

Principal		Market
Amount		Value
	Corporate Bonds — 93.6% (Continued)

	Telecommunication Services — (Continued)
$50,000	EH Holding Corp., 144a,
	7.625%, 6/15/21	$52,500
997,000	Frontier Communications Corp.,
	8.500%, 4/15/20	1,020,679
597,000	MetroPCS Wireless, Inc.,
	7.875%, 9/1/18	605,209
2,811,000	NII Capital Corp., 7.625%, 4/1/21	2,789,918
638,000	PAETEC Holding Corp.,
	8.875%, 6/30/17	689,040
407,000	Sprint Capital Corp., 6.875%, 11/15/28	290,496
445,000	Sprint Nextel Corp., 8.375%, 8/15/17	398,831
1,955,000	Sprint Nextel Corp., 144a,
	9.000%, 11/15/18	2,052,750
123,000	TW Telecom Holdings, Inc.,
	8.000%, 3/1/18	130,995
1,924,000	West Corp., 8.625%, 10/1/18	1,943,240
1,885,000	Wind Acquisition Finance SA, 144a,
	11.750%, 7/15/17	1,687,075
887,000	Windstream Corp., 7.500%, 4/1/23	875,912
2,051,000	Windstream Corp., 7.875%, 11/1/17	2,220,208
		20,053,279

	Materials — 8.8%
1,457,000	AK Steel Corp., 7.625%, 5/15/20†	1,369,580
1,631,000	Aleris International, Inc.,
	7.625%, 2/15/18	1,590,225
997,000	Cascades, Inc., 7.750%, 12/15/17	987,030
1,000,000	Cascades, Inc., 7.875%, 1/15/20	970,000
1,682,000	JMC Steel Group, 144a,
	8.250%, 3/15/18	1,639,950
804,000	Koppers, Inc., 7.875%, 12/1/19	852,240
2,870,000	Longview Fibre Paper & Packaging,
	Inc., 144a, 8.000%, 6/1/16	2,870,000
114,000	Lyondell Chemical Co.,
	8.000%, 11/1/17	124,545
1,955,000	LyondellBasell Industries N.V., 144a,
	6.000%, 11/15/21	2,028,312
400,000	Novelis, Inc./GA, 8.375%, 12/15/17	425,000
229,000	PolyOne Corp., 7.375%, 9/15/20	236,442
500,000	Steel Dynamics, Inc., 6.750%, 4/1/15	511,250
650,000	Steel Dynamics, Inc., 7.625%, 3/15/20	685,750
581,000	Steel Dynamics, Inc., 7.750%, 4/15/16	605,692
1,994,000	Tembec Industries, Inc.,
	11.250%, 12/15/18	2,053,820
1,432,000	Texas Industries, Inc., 9.250%, 8/15/20	1,281,640
200,000	United States Steel Corp.,
	7.375%, 4/1/20†	195,000
79,000	US Concrete, Inc., 144a,
	9.500%, 8/31/15	77,321
869,000	Vulcan Materials Co., 7.500%, 6/15/21	938,520
		19,442,317

	Health Care — 6.6%
956,000	Accellent, Inc., 8.375%, 2/1/17	936,880
1,598,000	Apria Healthcare Group, Inc.,
	11.250%, 11/1/14	1,649,935
500,000	Aptalis Pharma, Inc., 12.750%, 3/1/16	527,500
1,747,000	Capella Healthcare, Inc.,
	9.250%, 7/1/17	1,773,205
537,000	Grifols, Inc., 8.250%, 2/1/18	563,850
3,085,000	HCA, Inc., 6.500%, 2/15/20	3,200,688
1,710,000	Health Management Associates, Inc.,
	144a, 7.375%, 1/15/20	1,778,400
750,000	NBTY, Inc., 9.000%, 10/1/18	825,000
1,877,000	Omnicare, Inc., 7.750%, 6/1/20	2,015,429
1,518,000	Universal Hospital Services, Inc.,
	4.121%, 6/1/15(A)	1,369,995
		14,640,882

	Financials — 4.6%
2,250,000	CIT Group, Inc., 144a, 7.000%, 5/2/16	2,247,188
320,000	Credit Acceptance Corp.,
	9.125%, 2/1/17	334,400
144,000	Credit Acceptance Corp., 144a,
	9.125%, 2/1/17	150,120
2,250,000	EDP Finance BV, 144a, 6.000%, 2/2/18	1,892,662
50,000	Liberty Mutual Group, Inc., 144a,
	10.750%, 6/15/58(A)	62,750
1,050,000	MetLife, Inc., 10.750%, 8/1/39	1,386,000
1,625,000	MPT Operating Partnership LP/MPT
	Finance Corp., 6.875%, 5/1/21	1,610,781
300,000	Omega Healthcare Investors, Inc.,
	6.750%, 10/15/22	301,500
1,000,000	Omega Healthcare Investors, Inc.,
	7.500%, 2/15/20	1,065,000
1,138,000	PHH Corp., 9.250%, 3/1/16	1,081,100
		10,131,501

	Utilities — 3.5%
1,408,000	AES Corp. (The), 8.000%, 10/15/17	1,548,800
644,000	Calpine Corp., 144a, 7.500%, 2/15/21	689,080
513,000	Calpine Corp., 144a, 7.875%, 7/31/20	552,758
400,000	Calpine Corp., 144a, 7.875%, 1/15/23	430,000
1,330,000	Crestwood Midstream Partners LP /
	Crestwood Midstream Finance
	Corp., 144a, 7.750%, 4/1/19	1,293,425
476,000	Crosstex Energy LP / Crosstex Energy
	Finance Corp., 8.875%, 2/15/18	520,030
128,000	GenOn Energy, Inc., 7.625%, 6/15/14	128,000
500,000	GenOn Energy, Inc., 7.875%, 6/15/17	482,500
763,000	Intergen N.V., 144a, 9.000%, 6/30/17	803,058
169,000	North American Energy Alliance LLC /
	North American Energy Alliance
	Finance Corp., 10.875%, 6/1/16	179,140
1,000,000	NRG Energy, Inc., 144a,
	7.875%, 5/15/21	975,000
		7,601,791

	Information Technology — 3.0%
1,355,000	CoreLogic, Inc./United States, 144a,
	7.250%, 6/1/21	1,297,412

9

Touchstone High Yield Fund (Continued)

Principal		Market
Amount		Value
	Corporate Bonds — 93.6% (Continued)
	Information Technology — (Continued)
$100,000	Equinix, Inc., 7.000%, 7/15/21	$105,500
1,484,000	Equinix, Inc., 8.125%, 3/1/18	1,617,560
58,000	First Data Corp., 9.875%, 9/24/15	54,520
255,000	First Data Corp., 144a, 8.250%, 1/15/21	228,225
950,000	First Data Corp., 144a, 8.875%, 8/15/20	950,000
2,247,000	Viasat, Inc., 8.875%, 9/15/16	2,303,175
		6,556,392

	Consumer Staples — 2.7%
1,854,000	BI-LO LLC / BI-LO Finance Corp., 144a,
	9.250%, 2/15/19	1,909,620
905,000	Central Garden and Pet Co.,
	8.250%, 3/1/18	886,900
1,092,000	Del Monte Corp., 7.625%, 2/15/19	1,048,320
884,000	Ingles Markets, Inc., 8.875%, 5/15/17	956,930
1,068,000	Reynolds Group Issuer, Inc. / Reynolds
	Group Issuer LLC, 144a,
	8.750%, 10/15/16	1,124,070
		5,925,840
	Total Corporate Bonds	$206,428,555

Shares
	Preferred Stock — 0.3%

	Financials — 0.3%
32,500	Ally Financial, Inc., 0.05%	$658,450

	Investment Funds — 4.8%
1,592,519	Invesco Liquid Assets Portfolio**	1,592,519
8,964,443	Touchstone Institutional Money
	Market Fund^	8,964,443
	Total Investment Funds	$10,556,962

	Total Investment Securities — 98.7%
	(Cost $220,301,625)	$217,643,967

	Other Assets in Excess
	of Liabilities — 1.3%	2,829,509

	Net Assets — 100.0%	$220,473,476

(A)	Variable rate security - the rate reflected is the rate in effect as of December 31, 2011.

†	All or a portion of the security is on loan. The total value of the securities on loan as of December 31, 2011 was $1,548,940

**	Represents collateral for securities loaned.

^	Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

Portfolio Abbreviations:

144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, these securities were valued at $69,448,192 or 31.5% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolio of investments.

  Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Corporate
Bonds	$—	$206,428,555	$—	$206,428,555
Investment
Funds	10,556,962	—	—	10,556,962
Preferred
Stock	658,450	—	—	658,450
				$217,643,967

See accompanying Notes to Portfolio of Investments.

10

Portfolio of Investments

Touchstone Institutional Money Market Fund – December 31, 2011 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Corporate Bonds — 9.1%
$1,700,000	Credit Suisse USA, Inc.	6.500	01/15/12	$1,703,228
295,000	Caterpillar Financial Services Corp. MTN	5.750	02/15/12	296,843
1,245,000	General Electric Capital Corp.	4.000	02/15/12	1,249,620
3,700,000	General Electric Capital Corp. MTN	5.875	02/15/12	3,722,121
3,400,000	National Rural Utilities Cooperative Finance Corp.	7.250	03/01/12	3,436,232
250,000	General Electric Capital Corp.	4.375	03/03/12	251,570
277,000	Caterpillar Financial Services Corp.	4.700	03/15/12	279,338
1,000,000	Bank of New York Mellon Corp.	6.375	04/01/12	1,014,001
200,000	General Electric Capital Corp. MTN	5.000	04/10/12	202,233
250,000	General Electric Capital Corp.	4.250	06/15/12	253,749
1,000,000	Credit Suisse MTN	3.450	07/02/12	1,014,348
725,000	Bear Stearns Cos. LLC (The)	5.350	08/10/12	727,715
4,420,000	Bear Stearns Cos. LLC (The) MTN	6.950	08/10/12	4,582,513
1,000,000	National Rural Utilities Cooperative Finance Corp.	2.625	09/16/12	1,013,069
800,000	JPMorgan Chase & Co.	5.375	10/01/12	827,672
3,000,000	General Electric Capital Corp. MTN	5.250	10/19/12	3,104,064
2,000,000	Wells Fargo & Co.	5.250	10/23/12	2,072,680
600,000	Bank of New York Mellon Corp. MTN	4.950	11/01/12	621,267
	Total Corporate Bonds			$26,372,263

	Municipal Bonds — 10.6%
1,665,000	WA MO IDA Dev Pauwels Pj Ser 1999 (LOC: Bank Of America NA)	0.650	01/06/12	1,665,000
1,700,000	Columbia OH LSD UTGO Ser 2011	2.000	01/19/12	1,700,922
1,600,000	Mason OH EDR Ser 2011	1.750	02/01/12	1,600,690
3,100,000	New Bedford MA LTGO BANS Ser 2011	1.950	02/10/12	3,101,430
4,000,000	Franklin Co OH Ser 2011 (Spl Obl Rev)	1.100	03/09/12	4,001,425
3,300,000	Northmont OH CSD BANS (Sch Impt) UTGO Ser 2011	1.625	06/05/12	3,312,081
1,700,000	Piqua OH CSD BANS (Street Impt) UTGO Ser 2011	1.125	06/14/12	1,703,949
4,400,000	Bristol CT UTGO BANS Ser 2011	1.250	07/30/12	4,406,846
1,500,000	Butler Co OH BANS (Fiber Optic Impt) Ser 2011	0.900	08/02/12	1,500,000
2,500,000	Woodbridge CT UTGO Ser 2011	1.000	08/24/12	2,503,959
2,600,000	Union Twp OH BANS LTGO Ser 2011	1.125	09/12/12	2,608,470
2,800,000	AMP Muni Pwr OH, Inc. BANS Ser 2011	1.250	10/25/12	2,805,692
	Total Municipal Bonds			$30,910,464

	U.S. Government Agency Obligations — 11.9%
4,000,000	Overseas Private Investment Corp.(A)	0.080	01/06/12	4,000,000
3,000,000	Overseas Private Investment Corp.(A)	0.080	01/06/12	3,000,000
1,517,483	Overseas Private Investment Corp.(A)	0.100	01/06/12	1,517,483
2,416,667	Overseas Private Investment Corp.(A)	0.100	01/06/12	2,416,667
2,149,123	Overseas Private Investment Corp.(A)	0.100	01/06/12	2,149,123
5,000,000	Overseas Private Investment Corp.(A)	0.100	01/06/12	5,000,000
8,771,926	Overseas Private Investment Corp.(A)	0.100	01/06/12	8,771,926
6,877,193	Overseas Private Investment Corp.(A)	0.100	01/06/12	6,877,193
1,000,000	Overseas Private Investment Corp.(A)	0.472	07/31/12	1,002,015
	Total U.S. Government Agency Obligations			$34,734,407

	Cerificate of Deposit — 2.0%
5,700,000	Royal Bank of Canada/NY	0.580	01/03/12	5,700,000

	Variable Rate Demand Notes — 56.2%
2,900,000	Allen Co OH Hosp Facs Rev Ser 2010, Class C (LOC: Bank Of Nova Scotia)	0.040	01/03/12	2,900,000

11

Touchstone Institutional Money Market Fund (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Variable Rate Demand Notes — 56.2% (Continued)
$3,200,000	Allen Co OH Hosp Facs Rev Ser 2008, Class B (LOC: JP Morgan Chase Bank)	0.060	01/03/12	$3,200,000
3,200,000	CO St Edl & Cultural National Jewish Federation Ser 2008, Class A13 (LOC: Bank
	Of America NA)	0.110	01/03/12	3,200,000
5,300,000	Cuyahoga Co OH Rev (Cleveland Clinic), Ser 2011, Class B1 (SPA: Wells Fargo
	Bank NA)	0.030	01/03/12	5,300,000
600,000	Jacksonville FL EDC Methodist Ser 2010 (LOC: TD Bank NA)	0.050	01/03/12	600,000
2,000,000	MS St Business Fin Co (Chevron USA Inc) Ser 2010, Class G	0.030	01/03/12	2,000,000
2,000,000	MS St Business Fin Co (Chevron USA Inc. Project) Ser 2009, Class G	0.030	01/03/12	2,000,000
2,000,000	NY Adj Subser E2 UTGO Ser 1993 (LOC: JP Morgan Chase Bank NA)	0.050	01/03/12	2,000,000
3,000,000	OH St Water Dev Authority Ref FirstEnergy Gen Corp. Ser 2011,
	Class A (LOC: UBS AG)	0.040	01/03/12	3,000,000
3,800,000	Sarasota Co FL (Public Mem Hospital) Ser 2008, Class A	0.030	01/03/12	3,800,000
3,800,000	Toyota Motor Credit Corp. Ser 2011 MTN	0.280	01/03/12	3,800,000
5,300,000	Everett Clinic PS US Domestic, Ser 2002	0.360	01/04/12	5,300,000
1,935,000	486 Lesser Street LLC	0.350	01/06/12	1,935,000
905,000	ABAG CA Fin Auth For Nonprofit Housing Gaia Bldg Ser 2000, Class A-T (LIQ:
	FNMA)	0.240	01/06/12	905,000
63,000	Alameda Co CA IDA Oakland Pallet Inc Ser 2008 (LOC: Comerica Bank)	0.320	01/06/12	63,000
1,120,000	AM Investment Partners LLC/MI US Domestic Ser 2006	0.450	01/06/12	1,120,000
2,125,000	AnaCortes Class Assets LLC US Domestic Ser 2003	0.540	01/06/12	2,125,000
1,700,000	Auburn Me Rev J & A Properties Ser 2001 (LOC: TD Bank NA)	0.550	01/06/12	1,700,000
1,200,000	Blossom Hill Development Co. Ltd. Priv Placement Ser 2001	0.450	01/06/12	1,200,000
1,000,000	Blue Hen Hotel LLC US Domestic Ser 2001	0.350	01/06/12	1,000,000
700,000	Burgess & Niple Ltd. US Domestic Ser 1999	0.310	01/06/12	700,000
785,000	CA St Infrastructure & Saddleback Vy Ser 2010 (LOC: East West Bank)	0.440	01/06/12	785,000
979,200	Campus Research Corp. Ser A	0.220	01/06/12	979,200
2,450,000	Cincinnati Christian University US Domestic Ser 2007	0.320	01/06/12	2,450,000
200,000	Connelly/Brueshaber Parternship #1 Ser 2000 (LOC: US Bank NA)	0.450	01/06/12	200,000
2,700,000	Crozer-Keystone Health System US Domestic Ser 1996	0.310	01/06/12	2,700,000
4,730,000	Crystal Clinic US Domestic Ser 2000	0.310	01/06/12	4,730,000
1,000,000	Dayton Wheel Concepts, Inc. US Domestic Ser 2002	0.270	01/06/12	1,000,000
1,200,000	Douglas Co Ga Dev Auth Pandosia LLC Ser 2007,
	Class B (LOC: Wells Fargo Bank NA)	0.270	01/06/12	1,200,000
3,845,000	First Church of Christ Christian, Inc. US Domestic Ser 2006A	0.450	01/06/12	3,845,000
2,545,000	First Church of Christ Christian, Inc. US Domestic Ser 2006B	0.450	01/06/12	2,545,000
300,000	FL St HFC Hsg Waterford Pointe Ser 2000, Class E-2	0.270	01/06/12	300,000
1,000,000	French Lick In EDR Town Green Place A Ser 2008 (LOC: National City Bank)	0.300	01/06/12	1,000,000
3,045,000	Grasshopper Investments LLC Private Placement Ser 2004 144a	0.450	01/06/12	3,045,000
620,000	Green Street Surgery Center LLC US Domestic Ser 2003	0.350	01/06/12	620,000
855,000	Heart Property LLC Project US Domestic Ser 2007	0.310	01/06/12	855,000
1,284,000	Hopewell Development Co.	0.310	01/06/12	1,284,000
2,800,000	Kamps Capital LLC, Ser 2010	0.220	01/06/12	2,800,000
1,300,000	Kenwood Country Club US Domestic Ser 2005	0.350	01/06/12	1,300,000
1,355,000	Kenwood Lincoln-Mercury US Domestic Ser 2000	0.270	01/06/12	1,355,000
960,000	Labcon North America US Domestic Ser 2010	0.790	01/06/12	960,000
1,225,000	Laurel Grocery Co. LLC US Domestic Ser 2003	0.450	01/06/12	1,225,000
5,535,000	Lee Family Partnership LLC US Domestic Ser 2004	0.360	01/06/12	5,535,000
10,930,000	Lexington Financial Services LLC US Domestic Ser 2008	0.250	01/06/12	10,930,000
1,295,000	Long Beach CA Rev Towne Ctr Site A Ser 2010 (LOC: Wells Fargo Bank NA)	0.180	01/06/12	1,295,000
4,100,000	Mason City Clinic PC Ser 1992	0.300	01/06/12	4,100,000
1,500,000	MBE Investment Co LLC Ser 2004	0.450	01/06/12	1,500,000
915,000	Mequon WI IDR (Gateway Plastics) Ser 2001-B (LOC: Bank One Wisconsin)	0.290	01/06/12	915,000

12

Touchstone Institutional Money Market Fund (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Variable Rate Demand Notes — 56.2% (Continued)
$2,520,000	Miarko, Inc. US Domestic Ser 2007	0.270	01/06/12	$2,520,000
3,691,000	Mill Street Village LLC Priv Placement Ser 2006	0.370	01/06/12	3,691,000
6,355,000	Mountain Agency, Inc. (The) US Domestic Ser 2003	0.330	01/06/12	6,355,000
2,350,000	Neltner Properties LLC US Domestic Ser 1999	0.450	01/06/12	2,350,000
605,000	New Belgium Brewing Co., Inc. US Domestic Ser 2000	0.270	01/06/12	605,000
1,765,000	Odenton Baptist Church US Domestic Ser 2008	0.400	01/06/12	1,765,000
1,810,000	Old Hickory-TN/AHPC US Domestic Ser 2005	0.260	01/06/12	1,810,000
4,500,000	Penco Products, Inc. Priv Placement Ser 2011 144a	0.300	01/06/12	4,500,000
200,000	Platte Co MO IDA Complete Home Ser 2007, Class B (LOC: Columbian Bank)	0.230	01/06/12	200,000
1,958,000	Progress Industrial Properties, Inc. US Domestic Ser 2002	0.310	01/06/12	1,958,000
1,310,000	QC Reprographics LLC Priv Placement Ser 2001	0.450	01/06/12	1,310,000
880,000	Ross Sinclaire Real Estate Trust LLC US Domestic Ser 2005	0.330	01/06/12	880,000
1,650,000	Saint Paul'S EpisCopal Church Ser 2008 (LOC: JP Morgan Chase Bank NA)	0.180	01/06/12	1,650,000
1,345,000	SC St Jobs-ECon De Woodhead LLC Ser 2010, Class B (LOC: FHLB)	0.490	01/06/12	1,345,000
1,150,000	Secor Realty, Inc.	0.270	01/06/12	1,150,000
2,505,000	Sheboygan Falls WI Indl Revenue Adj Dev Htt, Inc., Project Ser 2007,
	Class B (LOC: U.S. Bank NA)	0.380	01/06/12	2,505,000
360,000	Simba USA LLC US Domestic Ser 2003	0.400	01/06/12	360,000
1,710,000	South Western IL St Dev Authority Mattingly Lumber Ser 2005,
	Class B (LOC: First Bank)	0.360	01/06/12	1,710,000
2,285,000	Southwestern OH Water Co. (The) US Domestic Ser 2006	0.270	01/06/12	2,285,000
1,290,000	Springside Corp. Exchange Partners I LLC US Domestic Ser 2004	0.270	01/06/12	1,290,000
2,655,000	Team Rahal of Pittsburgh Priv Placement Ser 2002 144a	0.310	01/06/12	2,655,000
970,000	WA St Hsg Fin Commission Brittany Pk Ser 1996, Class B (LIQ: FNMA)	0.260	01/06/12	970,000
4,500,000	D.G.Y. Real Estate, LP US Domestic Ser 2000	0.350	01/30/12	4,500,000
2,455,000	Yuengling Beer Co., Inc. Priv Placement Ser 1999	0.350	01/30/12	2,455,000
5,500,000	Chatom AL IDB Powersouth Energy Corp. Ser 2008, Class A (SPA: National Rural
	Utilities Finance)	0.950	05/15/12	5,500,000
	Total Variable Rate Demand Notes			$163,620,200

	Repurchase Agreement — 7.0%
20,200,000	BMO Capital, 0.020%, dated 12/30/11, matures on 01/03/12, repurchase price
	$20,200,045 (collateralized by a U.S. Treasury Note, ranging in par value from
	$1,761,600 -$6,598,700, 0.000% - 8.875%, 03/01/12 - 02/15/19, total market
	value $20,604,448)	0.020	01/03/12	20,200,000

	Total Investment Securities — 96.8%
	(Cost $281,537,334)			$281,537,334

	Other Assets in Excess of Liabilities — 3.2%			9,408,587

	Net Assets — 100.0%			$290,945,921

(A) Variable rate security - the rate reflected is the rate in effect as of December 31, 2011.

Portfolio Abbreviations:

BANS - Bond Anticipation Notes

FHLB - Federal Home Loan Bank

FNMA - Federal National Mortgage Association

13

Touchstone Institutional Money Market Fund (Continued)

GO - General Obligation

MTN -Medium Term Note

LIQ - Liquidity Facility

LLC - Limited Liability Company

LOC - Letter of Credit

LTD - Limited

LTGO - Limited Tax General Obligation

SPA - Stand-by Purchase Agreement

UTGO - Unlimited Tax General Obligation

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolio of investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$26,372,263	$—	$26,372,263
Municipal Bonds	—	30,910,464	—	30,910,464
U.S. Government Agency Obligations	—	34,734,407	—	34,734,407
Certificate of Deposit	—	5,700,000	—	5,700,000
Repurchase Agreement	—	20,200,000	—	20,200,000
Variable Rate Demand Notes	—	163,620,200	—	163,620,200
				$281,537,334

See accompanying Notes to Portfolio of Investments.

14

Portfolio of Investments

Touchstone Money Market Fund – December 31, 2011 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Corporate Bonds — 8.3%
$1,290,000	Credit Suisse USA, Inc.	6.500	01/15/12	$1,292,461
304,000	JPMorgan Chase & Co.	4.500	01/15/12	304,394
500,000	Bear Stearns Cos. LLC (The)	5.350	02/01/12	501,834
757,000	Caterpillar Financial Services Corp. MTN	5.750	02/15/12	761,708
500,000	General Electric Capital Corp.	4.000	02/15/12	501,786
2,600,000	General Electric Capital Corp. MTN	5.875	02/15/12	2,615,544
1,900,000	National Rural Utilities Cooperative Finance Corp. MTN	7.250	03/01/12	1,920,215
930,000	General Electric Capital Corp.	4.375	03/03/12	935,629
100,000	Caterpillar Financial Services Corp.	4.700	03/15/12	100,823
250,000	Bank of New York Mellon Corp.	6.375	04/01/12	253,500
200,000	Wal-Mart Stores, Inc.	5.000	04/05/12	202,278
105,000	General Electric Capital Corp.	4.150	05/15/12	106,141
455,000	General Electric Capital Corp.	4.250	06/15/12	461,981
1,000,000	Credit Suisse MTN	3.450	07/02/12	1,014,348
3,265,000	Bear Stearns Cos. LLC (The) MTN	6.950	08/10/12	3,385,698
610,000	National Rural Utilities Cooperative Finance Corp.	2.625	09/16/12	617,823
422,000	JPMorgan Chase & Co.	5.375	10/01/12	436,244
950,000	ConocoPhillips	4.750	10/15/12	980,758
2,350,000	General Electric Capital Corp. MTN	5.250	10/19/12	2,431,688
1,035,000	Wells Fargo & Co.	5.250	10/23/12	1,071,917
400,000	Bank of New York Mellon Corp. MTN	4.950	11/01/12	414,178
100,000	Caterpillar Financial Services Corp. MTN	4.850	12/07/12	103,663
420,000	Bank of Nova Scotia	2.250	01/22/13	425,851
	Total Corporate Bonds			$20,840,462

	Municipal Bonds — 8.4%
1,000,000	Columbia OH LSD UTGO Ser 2011	2.000	01/19/12	1,000,542
1,100,000	Mason OH EDR Ser 2011	1.750	02/01/12	1,100,474
2,200,000	New Bedford MA LTGO BANS Ser 2011	1.950	02/10/12	2,201,015
690,000	Loveland OH LTGO BANS Ser 2011	2.750	02/16/12	691,024
2,500,000	Franklin Co OH Ser 2011 (Spl Obl Rev)	1.100	03/09/12	2,500,891
2,700,000	Northmont OH CSD BANS (Sch Impt) UTGO Ser 2011	1.625	06/05/12	2,709,885
1,400,000	Piqua OH CSD BANS (Street Impt) GO Unltd Notes Ser 2011	1.125	06/14/12	1,403,252
2,400,000	Bristol CT UTGO BANS Ser 2011	1.250	07/30/12	2,403,734
815,000	Butler Co OH BANS (Fiber Optic Impt) Ser 2011	0.900	08/02/12	815,000
1,800,000	Woodbridge CT UTGO Ser 2011	1.000	08/24/12	1,802,850
1,650,000	Union Twp OH BANS LTGO Ser 2011	1.125	09/12/12	1,655,375
2,000,000	Amp Muni Pwr OH, Inc. BANS Ser 2011	1.250	10/25/12	2,004,066
1,000,000	Deerfield Twp OH BANS LTGO Ser 2011	1.500	11/01/12	1,004,503
	Total Municipal Bonds			$21,292,611

	U.S. Government Agency Obligations — 14.5%
10,000,000	Overseas Private Investment Corp(A)	0.080	01/06/12	10,000,000
5,000,000	Overseas Private Investment Corp.(A)	0.080	01/06/12	5,000,000
2,500,000	Overseas Private Investment Corp.(A)	0.080	01/06/12	2,500,000
4,198,711	Overseas Private Investment Corp.(A)	0.100	01/06/12	4,198,711
734,266	Overseas Private Investment Corp.(A)	0.100	01/06/12	734,266
3,620,688	Overseas Private Investment Corp.(A)	0.100	01/06/12	3,620,688
4,562,069	Overseas Private Investment Corp.(A)	0.100	01/06/12	4,562,069
5,000,000	Overseas Private Investment Corp.(A)	0.080	01/06/12	5,000,000
1,000,000	Overseas Private Investment Corp.(A)	0.472	07/31/12	1,002,015
	Total U.S. Government Agency Obligations			$36,617,749

15

Touchstone Money Market Fund (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Certificate of Deposit — 1.7%
$3,500,000	Royal Bank of Canada/NY	0.580	01/03/12	$3,500,000
800,000	Bank of Nova Scotia/Houston	0.777	03/05/12	800,040
	Total Certificate of Deposit			$4,300,040

	Variable Rate Demand Notes — 62.2%
2,600,000	Allen Co OH Hosp Facs Rev (Catholic Healthcare) Ser 2010 C (LOC: Bank Of Nova
	Scotia)	0.040	01/03/12	2,600,000
2,980,000	Cuyahoga Co OH Rev (Cleveland Clinic) Ser 2011 B1 (SPA: Wells Fargo Bank NA)	0.030	01/03/12	2,980,000
300,000	Cuyahoga Co OH Rev (Cleveland Clinic) Ser 2004 B3 ((SPA: US Bank NA))	0.050	01/03/12	300,000
4,500,000	East Baton Rouge Parish LA Pol (Exxon) Ser 1993	0.010	01/03/12	4,500,000
3,600,000	Jackson Co MS Port Facs Rev Ser 1993	0.030	01/03/12	3,600,000
5,000,000	MS St Business Fin Co Ser 2007 A	0.030	01/03/12	5,000,000
2,300,000	MS St Business Fin Co Ser 2009 G	0.030	01/03/12	2,300,000
700,000	MS St Business Fin Co (Chevron USA Inc) Ser 2010 G	0.030	01/03/12	700,000
400,000	OH St Hgr Edl Fac Rev Case Western Reserve B - 2 Ser 2011 (LOC: U.S. Bank NA)	0.040	01/03/12	400,000
3,255,000	Sarasota Co FL (Public Mem Hospital) Ser 2008 A (LOC: Northern Trust Company)	0.030	01/03/12	3,255,000
2,800,000	Toyota Motor Credit Corp. Ser 2011 MTN	0.280	01/03/12	2,800,000
1,910,000	VT St Edl & Hlth Bldgs (Brattleboro Mem Hosp) Ser 2008 (LOC: TD Banknorth NA)	0.050	01/03/12	1,910,000
355,000	VT St Edl & Hlth Bldgs (North Country Hosp) Ser 2007 A (LOC: TD Banknorth NA)	0.050	01/03/12	355,000
4,000,000	Everett Clinic PS US Domestic Ser 2002	0.360	01/04/12	4,000,000
880,000	Alameda Co CA IDA Rev (Golden West Paper) Ser 2008 (LOC: Comerica Bank)	0.320	01/06/12	880,000
4,585,000	Alprion LLC Ser 2004	0.260	01/06/12	4,585,000
5,330,000	Anchor Holdings II LLC Ser 2001	0.450	01/06/12	5,330,000
2,200,000	Andrew W Mellon Foundation NY Ser 2008	0.180	01/06/12	2,200,000
605,000	Bank of KY Building LLC Ser 1999	0.450	01/06/12	605,000
1,100,000	Bayloff Properties LLC Class A Ser 1998	0.310	01/06/12	1,100,000
300,000	Berks Co PA IDA Rev (Lebanon Valley Mall) Class B Ser 1996 (LOC: First Union
	National Bank)	0.270	01/06/12	300,000
730,000	CA Infra & Econ Dev Bk IDR (Studio Molding) Class B Ser 2001 (LOC: Comerica
	Bank)	0.490	01/06/12	730,000
735,000	CA Infra & Econ Dev Bk Rev Class B Ser 2007 (LOC: Comerica Bank)	0.490	01/06/12	735,000
4,632,100	Campus Research Corp. Ser A	0.220	01/06/12	4,632,100
1,555,000	CMW Real Estate LLC Ser 2000	0.320	01/06/12	1,555,000
95,000	CO HFA Mfg Rev (Ready Foods) Class B-2 Ser 2007 (LOC: U.S. Bank NA)	0.600	01/06/12	95,000
100,000	Connelly/Brueshaber Parternship #1 Ser 2000	0.450	01/06/12	100,000
2,005,000	Corporate Finance Managers, Inc. Ser 2003	0.220	01/06/12	2,005,000
2,565,000	D&I Properties LLC US Domestic Ser 2004	0.300	01/06/12	2,565,000
1,905,000	Diaz-Upton LLC US Domestic Ser 2004	0.270	01/06/12	1,905,000
965,000	Dick Masheter Ford, Inc. Ser 2003	0.310	01/06/12	965,000
1,670,000	District Of Columbia Rev (Pew Charitable) Class B Ser 2008 (LOC: PNC Bank NA)	0.190	01/06/12	1,670,000
200,000	Dublin Building LLC Ser 1997	0.310	01/06/12	200,000
340,000	Elizabeth C Connelly & Larry J Brueshaber Partnership #1 Ser 2000	0.450	01/06/12	340,000
260,000	Elizabeth C Connelly & Larry J Brueshaber Partnership #1 Ser 2007	0.450	01/06/12	260,000
499,000	Fitch Denny Funeral Home, Inc. Priv Placement Ser 2004	0.370	01/06/12	499,000
45,000	FL St Hsg Fin Corp MFH (Avalon Reserve) Ser 2003 R-2 (LIQ: FNMA)	0.270	01/06/12	45,000
40,000	FL St Hsg Fin Corp Rev (Valenica) Ser 1999-G2 (LOC: FNMA)	0.400	01/06/12	40,000
5,500,000	Flamingo Enterprises, Inc. Ser 2008	0.390	01/06/12	5,500,000
2,375,000	Galloway Co. Ser 2003	0.350	01/06/12	2,375,000
115,000	Halton Group Americas, Inc. Ser 2007	0.350	01/06/12	115,000
315,000	IA Finance Auth. Rev (Point Cedar) Class B Ser 2006 (LOC: BMO Harris Bank NA)	0.630	01/06/12	315,000
3,950,000	Jeff Wyler Automotive Family, Inc. Ser 2006	0.450	01/06/12	3,950,000
365,000	JL Capital One LLC US Domestic Ser 2002	0.270	01/06/12	365,000

16

Touchstone Money Market Fund (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Variable Rate Demand Notes — 62.2% (Continued)
$6,270,000	Kamps Capital LLC Ser 2010	0.220	01/06/12	$6,270,000
7,900,000	Kansas City MO Tax Incr Revenu Blue Ridge Mall Tax Allocation Ser 2005 (LOC:
	BMO Harris Bank NA)	0.230	01/06/12	7,900,000
1,250,000	Kansas St Dev Fin Auth Rev Class O Ser 2009 (LOC: Great Western Bank)	0.230	01/06/12	1,250,000
290,000	La Crosse WI IDR (GGP Inc.) Ser 2007-B (LOC: Wells Fargo Bank NA)	0.270	01/06/12	290,000
960,000	Labcon North America US Domestic Ser 2010	0.790	01/06/12	960,000
1,690,000	Livingston Co NY IDA Civic Facs Rev Class B Ser 2007 (LOC: HSBC BANK USA NA)	0.330	01/06/12	1,690,000
6,840,000	Lowell Family LLC Ser 2005	0.250	01/06/12	6,840,000
3,325,000	M&P Richfield LLC Ser 2001	0.270	01/06/12	3,325,000
800,000	Mason City Clinic PC Ser 1992	0.300	01/06/12	800,000
1,190,000	MBE Investment Co. LLC Ser 2004	0.450	01/06/12	1,190,000
850,000	MBE Investment Co. LLC Class A Ser 2001-A	0.450	01/06/12	850,000
370,000	MBE Investment Co. LLC Class A Ser 2000 (LOC: FHLB)	0.450	01/06/12	370,000
850,000	Mequon WI IDR (Gateway Plastics) Ser 2001-B (LOC: Bank One Wisconsin)	0.290	01/06/12	850,000
2,655,000	Metropolitan Govt Nashville & Davidson TN Class B Ser 2006 (LOC: BMO Harris
	Bank NA)	0.250	01/06/12	2,655,000
950,000	MI St Hsg Dev Auth Multi-Family Rev Class B Ser 2003 (LOC: FHLB)	0.240	01/06/12	950,000
1,910,000	Mill Street Village LLC Priv Placement Ser 2006	0.370	01/06/12	1,910,000
670,000	Montgomery Co NY IDA Ser 1996-A (LOC: FHLB)	0.900	01/06/12	670,000
550,000	Mount Carmel East Professional Office Building III LP Ser 1994-B	0.350	01/06/12	550,000
255,000	New York NY IDA Civic Facs Rev (Community Living) Class B Ser 2004 (LOC:
	JPMorgan Chase Bank)	0.490	01/06/12	255,000
270,000	NY City NY IDA (N.Y. Congregational B) Ser 2006 (LOC: HSBC Bank USA NA)	1.410	01/06/12	270,000
5,360,000	OSF Finance Co. LLC Ser 2007	0.230	01/06/12	5,360,000
800,000	Pittsburgh Technical Institute Ser 1999	0.220	01/06/12	800,000
1,190,000	Plymouth WI IDR (Wis Plastic Prods Inc.) Ser 1998 (LOC: Bank First National)	0.190	01/06/12	1,190,000
1,327,000	Progress Industrial Properties, Inc. US Domestic Ser 2002	0.310	01/06/12	1,327,000
500,000	Rise, Inc. Ser 2002	0.270	01/06/12	500,000
410,000	St Ann's Medical Office Building II LP Ser 1997	0.310	01/06/12	410,000
2,000,000	St James Properties Ltd. Ser 2004	0.450	01/06/12	2,000,000
765,000	Stonehedge Enterprises, Inc. Ser 2000	0.380	01/06/12	765,000
580,000	Team Rahal of Pittsburgh Priv Placement Ser 2002 144a	0.310	01/06/12	580,000
1,530,000	Tennis For Charity, Inc. Rev Ser 2004 (LOC: JPMorgan Chase Bank)	0.150	01/06/12	1,530,000
100,000	Terre Haute IN International A (Tri Aerospace) Class B Ser 2001 (LOC: Old National
	Bank)	1.240	01/06/12	100,000
2,010,000	Tom Richards, Inc. Ser 2001	0.300	01/06/12	2,010,000
805,000	WA St Hsg Fin MFH Rev Class B Ser 2002 (LIQ: FNMA)	0.230	01/06/12	805,000
630,000	WA St Hsg Fin MFH Rev (Brittany Park) Class B Ser 1998 (LOC: FNMA)	0.180	01/06/12	630,000
1,145,000	WA St Hsg Fin MFH Rev (Vintage) Class B Ser 2003-B (LOC: FNMA)	0.180	01/06/12	1,145,000
372,000	WAI Enterprises LLC US Domestic Ser 2004	0.450	01/06/12	372,000
60,000	Washington MO IDA Missourian Class B Ser 2006 (LOC: Bank Of Washington)	0.230	01/06/12	60,000
825,000	Westar Medical Office Building LP Ser 2001	0.270	01/06/12	825,000
7,500,000	Westchester Co NY Hlthcare Corp Class D Ser 2010 (LOC: TD Bank NA)	0.170	01/06/12	7,500,000
500,000	Westgate Investment Fund US Domestic Ser 2005	0.220	01/06/12	500,000
2,030,000	Yankee Hill Housing Partners LP US Domestic Ser 2005	0.270	01/06/12	2,030,000
1,070,000	Yellowwood Acres US Domestic Ser 2008	0.300	01/06/12	1,070,000
1,445,000	Yuengling Beer Co., Inc. Priv Placement Ser 1999	0.350	01/30/12	1,445,000
3,500,000	Chatom AL IDB Powersouth Energy Coop Ser 2008-A (SPA: National Rural Utilities
	Finance)	0.950	05/15/12	3,500,000
	Total Variable Rate Demand Notes			$156,960,100

17

Touchstone Money Market Fund (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Repurchase Agreement — 5.0%
$12,500,000	BMO Capital, 0.020%, dated 12/30/11, matures on 01/03/12, repurchase price
	$12,500,028 (collateralized by a U.S. Treasury Note, ranging in par value from
	$1,148,400 -$3,348,000, 1.000% - 6.875%, 03/01/12 - 02/15/19, total market
	value $12,750,004)	0.020	01/03/12	$12,500,000

	Total Investment Securities — 100.1%
	(Cost $252,510,962)			$252,510,962

	Liabilities in Excess of Other Assets — (0.1%)			(248,406)

	Net Assets — 100.0%			$252,262,556

(A)	Variable rate security - the rate reflected is the rate in effect as of December 31, 2011.

Portfolio Abbreviations:

BANS - Bond Anticipation Notes

CSD - City School District

EDR - Economic Development Revenue

FHLB - Federal Home Loan Bank

FNMA - Federal National Mortgage Association

GO - General Obligation

IDA - Industrial Development Authority/Agency

IDB - Industrial Development Board

IDR - Industrial Development Revenue

LIQ - Liquidity Facility

LOC - Letter of Credit

LSD - Local School District

LTGO - Limited Tax General Obligation

MFH - Multi-Family Housing

MTN -Medium Term Note

SPA - Stand-by Purchase Agreement

UTGO - Unlimited Tax General Obligation

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolio of investments.

18

Touchstone Money Market Fund (Continued)

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$20,840,462	$—	$20,840,462
Municipal Bonds	—	21,292,611	—	21,292,611
Repurchase Agreement	—	12,500,000	—	12,500,000
U.S. Government Agency Obligations	—	36,617,749	—	36,617,749
Certificate of Deposit	—	4,300,040	—	4,300,040
Variable Rate Demand Notes	—	156,960,100	—	156,960,100
				$252,510,962

See accompanying Notes to Portfolio of Investments.

19

Notes to Portfolios of Investments

December 31, 2011 (Unaudited)

Security valuation and fair value measurements — All investments in securities are recorded at their estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1	–	quoted prices in active markets for identical securities
•	Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. For example, money market instruments are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of December 31, 2011, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic/industry concentration. The Funds did not hold any Level 3 categorized securities as of December 31, 2011.

During the period ended December 31, 2011, there were no significant transfers between Levels 1, 2 and 3.

Debt securities for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value and are categorized in Level 2. Securities for which market quotations are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees and are categorized in Level 3. Shares of open end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds and are categorized in Level 1.

Portfolio securities loaned — Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian in an amount at least equal to the market value of the loaned securities. The cash collateral is reinvested by the Funds’ custodian into an approved investment vehicle.

As of December 31, 2011, the following Funds loaned securities and received collateral as follows:

	Fair Value of	Value of
	Securities	Collateral
Fund	Loaned	Received
Core Bond Fund	$46,530	$47,767
High Yield Fund	$1,548,940	$1,592,519

All collateral received as cash is received, held and administered by the Funds’ custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

20

Notes to Portfolios of Investments (Continued)

Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date, which may cause the NAV as stated in the accompanying financial statements to be different than the NAV applied to Fund share transactions. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Federal Tax Information — As of December 31, 2011, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

				Net
		Gross	Gross	Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Core Bond Fund	$52,711,151	$1,820,122	$(1,718,790)	$101,332
High Yield Fund	$220,301,625	$3,166,724	$(5,824,382)	$(2,657,658)
Institutional Money Market Fund	$281,537,334	$—	$—	$—
Money Market Fund	$252,510,962	$—	$—	$—

Repurchase Agreements — Repurchase agreements, which are collateralized by U.S Government obligations, are valued at cost, which together with accrued interest approximates market value. At the time each fund enters into a repurchase agreement, the seller agrees that the value of the underlying collateral securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement

Dollar Roll Transactions — The Touchstone Core Bond Fund may enter into dollar roll transactions with financial institutions to take advantage of opportunitites in the mortgage market. A dollar roll transaction involves a sale by the fund of securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest or similar as those sold, but generallly will be collateralized at the time of delivery by different pools of mortgages with different prepayment histories than those securities sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve the risk that buyer of the securities sold by the Fund may be unable to deliver similar securities when the fund seeks to repurchase them.

21

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Investment Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	2/27/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

2/27/12
Date

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	2/23/12

* Print the name and title of each signing officer under his or her signature.